BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Current assets:
Cash	$ 3,607	$ 71,724
Prepaids and other assets	507,500	547,350
Prepaid stock for services	0	1,813,854
Total current assets	511,107	2,432,928
Property and equipment	450,000	450,000
Mining claims	57,532	57,532
Total other assets	507,532	507,532
Total Assets	1,018,639	2,940,460
Current liabilities:
Accounts payable	61,037	52,760
Accrued expenses	73,485	25,961
Accrued expenses–related party	8,043	0
Loan payable – related party	42,000	0
Accrued compensation	298,637	212,428
Notes payable	91,312	119,215
Convertible notes payable, net of discount of $81,753 and $191,248, respectively	401,803	323,752
Derivative liability	943,821	689,231
Note payable – former related party	32,000	32,000
Due to former related party	42,651	42,651
Total current liabilities	1,994,789	1,497,998
Total Liabilities	1,994,789	1,497,998
Stockholders’ Equity (Deficit):
Common stock, $0.001 par value, 500,000,000 shares authorized, 209,519,429 and 162,788,028 shares issued and outstanding, respectively	209,520	162,788
Additional paid-in capital	23,869,294	16,384,983
Stock subscription receivable	(56,250)	(50,000)
Accumulated deficit	(25,001,820)	(15,058,400)
Total stockholders’ equity (deficit)	(976,150)	1,442,462
Total liabilities and stockholders’ deficit	1,018,639	2,940,460
Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred Stock, Value, Issued	0	0
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred Stock, Value, Issued	1,000	1,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred Stock, Value, Issued	1,883	1,883
Series C Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred Stock, Value, Issued	$ 223	$ 208